STI CLASSIC FUNDS


                    Supplement dated December 21, 2001 to the
                Equity Funds Flex and Investor Shares Prospectus
                                     and the
                 Bond Funds Flex and Investor Shares Prospectus
               dated October 1, 2001, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Under the heading "SALES CHARGES" on page 30 of the Equity Funds Flex and Investor Shares Prospectus and page 42 of the Bond Funds Flex and Investor Shares Prospectus, the sub-heading "Investments of $1,000,000 or more" should be replaced with the following:

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of Investor Shares (excluding Investor Shares of STI Classic Money Market Funds). However, you will pay a deferred sales charge of 1.00% if you redeem any of these Investor Shares within one year of purchase.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 STI-SU-004-0100


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Morgan Lewis & Bockius, LLP
1800 M Street NW
Washington, DC 20036



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:  STI Classic Funds (File Nos. 33-045671 and 811-06557)
     FILING PURSUANT TO RULE 497(E)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933 (the "Securities Act"), a supplement dated December 21, 2001 to the Bond and Equity Funds Flex and Investor Shares Prospectuses dated October 1, 2001. The supplement is being filed to reflect new information regarding "Investments of $1,000,000 or more."


If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 467-7808 or Kathleen M. Macpeak at
(202)467-7957.

Sincerely,


/s/ Sarah T. Swain
Sarah T. Swain
Investment Management Analyst